Schedule of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Product Information [Line Items]
Net Revenues	$ 139,998	¥ 1,021,892	¥ 745,557	¥ 1,083,045
Advertising and Marketing Service Provided To Advertising Customers [Member]
Product Information [Line Items]
Net Revenues	133,291	972,933	569,569	839,377
Agent and Platform Service Fees [Member]
Product Information [Line Items]
Net Revenues	1,171	8,544	16,548	4,355
Live Streaming and Online Games [Member]
Product Information [Line Items]
Net Revenues	2,591	18,912	155,659	195,213
Other Revenues [Member]
Product Information [Line Items]
Net Revenues	2,945	21,503	3,781	44,100
Service, Other [Member]
Product Information [Line Items]
Net Revenues	$ 6,707	¥ 48,959	¥ 175,988	¥ 243,668